Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Schedule of selected quarterly financial data

	Predecessor		Successor
	Three Months Ended March 31				Three Months Ended
		Period beginning April 1, 2014 and ending May 13, 2014	Period beginning May 14, 2014 and ending June 30, 2014
					September 30		December 31
(Dollars in thousands)
2014
Total Revenues	$1,136,344	$491,615	$524,764	(a)	$1,025,433	(a)	$1,073,165
Pre-tax Income	192,059	29,177	145,891	(a)	365,506	(a)	303,933
Net Income	124,130	19,778	113,790	(a)	305,554	(a)	268,470
(a)

Results for the period beginning May 14, 2014 and ending June 30, 2014 and for the quarter ending September 30, 2014 have been revised from the amounts previously reported to reflect certain adjustments made during the measurement period to the preliminary fair values assigned to certain assets and liabilities, primarily the Maintenance rights intangible assets and Accrued maintenance liabilities. See Note 3—AerCap Transaction.

	Predecessor
	Three Months Ended
(Dollars in thousands)	March 31		June 30	September 30	December 31
2013
Total Revenues	$1,060,966	(a)	$1,101,507	$1,108,801	$1,146,111	(a)
Pre-tax Income (Loss)(b)	64,793		45,673	(1,049,315)	142,365
Net Income (Loss)(b)	49,616		33,170	(682,078)	82,209
(a)	$1.2 million of total revenues for the quarter ended March 31, 2013 and December 31, 2013 have been reclassified to conform with the current year Predecessor presentation.
(b)

During 2013, we recorded impairment charges and fair value adjustments of $46.2 million related to 12 aircraft, $116.6 million related to 21 aircraft, $1,162.1 million related to 44 aircraft and $76.5 million related to 11 aircraft during the first, second, third and fourth quarters, respectively.